FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Call Option [Member]
Balance at January 1,		¥ 756,929	¥ 294,178
Foreign exchange gain/(loss)		251	(13,539)
Change in fair value of call options		(136,121)	476,290
Settlement of call options		(621,059)
Balance at December 31,			756,929
Convertible Senior Notes
Balance at January 1,	¥ 1,098,736	1,831,612	728,216
Foreign exchange loss/(gain)	60,038	(8,560)	(38,360)
Change in fair value of convertible senior notes	(12,083)	327,762	(1,202,082)
Change in the instrument-specific credit risk	(100,158)	(56,224)	(60,326)
Conversion of convertible senior notes		(340,330)
Balance at December 31,	¥ 1,070,699	¥ 1,098,736	¥ 1,831,612